Net Loss per Share	12 Months Ended
Mar. 31, 2022
Net Loss per Share
Net Loss per Share

8. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Yen in thousands, except share and per share data
	For the years ended March 31,
	2022	2021	2020
Numerator:
Net loss	¥(97,080)	¥(25,798)	¥(48,334)
Denominator:
Weighted-average common shares outstanding used to compute net loss per share, basic and diluted	20,004,000	20,004,000	20,004,000
Basic and diluted net loss per share	¥(4.85)	¥(1.29)	¥(2.42)

There are no dilutive equity units. As disclosed in Note 7, Share-Based Compensation, the Company’s 2nd and 3rd Series stock options include a triggering liquidation performance condition prior to vesting. As such, these are treated as contingently issuable shares and will be excluded from potential dilutive impact until the triggering liquidation performance condition is satisfied. The 4th Series stock options outstanding have no dilutive impacts for the presented periods of net loss due to the antidilutive effect. The following potentially dilutive shares have been excluded from the calculation of diluted net loss per share for each period.

	March 31,
	2022	2021	2020
2nd and 3rd Series stock options outstanding	54,000	54,000	54,000
4th Series stock options outstanding	2,019,000	2,019,000	—
Total potentially dilutive shares	2,073,000	2,073,000	54,000